Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Schedule of net income (loss) per common share

	Three months ended March 31,
	2021	2020
Numerator:
Net income – basic and diluted	$10,719,999	$—
Less: Income attributable to common stock subject to possible redemption	—	—
Net income available to common shares	$10,719,999	$—

Demoninator:
Weighted average number of shares – basic	19,850,454	6,037,500
Warrants	—	—
Weighted average number of shares – diluted	19,850,454	6,037,500

Basic and diluted income available to common shares	$0.54	$—

			For the period
			from March 13,
			2018 (inception)
	Twelve months ended December 31,		through
	2020	2019	December 31, 2018
Numerator:
Net loss - basic and diluted	$(28,890,395)	$—	$—
Less: Income attributable to common stock subject to possible redemption	(6,913)	—	—
Net loss available to common shares	$(28,897,308)	$—	$—

Demoninator:
Weighted average number of shares - basic	9,654,569	6,037,500	6,037,500
Warrants	—	—	—
Weighted average number of shares - diluted	9,654,569	6,037,500	6,037,500

Basic and diluted loss available to common shares	$(2.99)	$—	$—